Note 9 - Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Interest rate contract	$ 22,681	$ 41,435
Total derivative liabilities	$ 22,681	$ 41,435